Goodwill and intangible assets - Goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 256	£ 295
Consumer, cards and payments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 256	£ 295